INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

10.         INCOME TAXES

The Company and subsidiaries incorporated in the Cayman Islands are not subject to income or capital gains taxes under the current laws of the Cayman Islands.

The Company’s subsidiaries incorporated in the US are subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. They did not have taxable income and no income tax expense was provided for the years ended December 31, 2019, 2020 and 2021.

The Company’s subsidiaries incorporated in Hong Kong are subjected to Hong Kong profits tax. With effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. No provision for Hong Kong profits tax has been made in the fiscal years ended December 31, 2019, 2020 as there were no assessable profits. In fiscal year ended December 31,2021, the Hong Kong subsidiary Renren Giantly Limited had immaterial assessable profits.

10.         INCOME TAXES - continued

Renren Giantly Philippines Inc was established in 2018 and incorporated in the Philippines, which is subject to 30% enterprise income tax rate for the years ended December 31, 2019 and 2020, and decreased to 25% for the years ended December 31, 2021 as the epidemic. Renren Giantly Philippines Inc did not have taxable income and no income tax expense was provided for in the fiscal years ended December 31, 2019, 2020 and 2021.

The Chinese Enterprise Income Tax (EIT) Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside PRC were to be considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC to be subject to PRC’s 25% EIT. The EIT Law Implementation Rules provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

The Company’s subsidiaries and VIE located in the PRC had aggregate accumulated deficits as of December 31, 2021. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2021.

10.         INCOME TAXES-continued

The current and deferred component of income tax expenses which were attributable to the Company’s PRC subsidiaries, VIE, and VIE’s subsidiaries, are as follows:

	For the Years Ended December 31,
	2019	2020	2021

Current income tax expenses (benefit)	$1,944	$(65)	$(969)
Deferred income tax expenses	—	—	—
Total income tax expenses (benefit)	$1,944	$(65)	$(969)

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021

Deferred tax assets
Provision for doubtful accounts	$4,761	$4,875
Write-down for inventory	—	52
Allowance for prepaid expenses and other current assets	4,839	4,952
Accrued payroll and welfare	89	150
Provision of the restricted cash	—	571
Provision of amount due from the deconsolidated subsidiary	—	639
Accrued liabilities	2,424	2,475
Advertising fee	563	578
Employee education fee	19	19
Goodwill and intangible asset impairment	6,798	6,960
Net operating loss carry forwards	22,412	24,742
Total Deferred tax assets	41,905	46,013
Less valuation allowance	(41,905)	(46,013)

Deferred tax assets, net	$—	$—

The roll forward of valuation allowances of deferred tax assets for the year ended December 31, 2021 were as follows:

The Year ended
December 31, 2021
Balance as of beginning of year	$(41,905)
Additions of valuation allowance	(4,693)
Expiration of NOL	1,170
Utilization of deferred tax assets	78
Foreign currency translation adjustments	(663)
Balance as of end of year	$(46,013)

10.         INCOME TAXES-continued

The Company operates through multiple subsidiaries, VIE, and the VIE's subsidiaries. The valuation allowance is considered on each entity an individual entity basis. The subsidiaries, VIE, and VIE’s subsidiaries have total deferred tax assets related to net operating loss carry forwards of $22,412 and $24,742 as of December 31, 2020 and 2021, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2020 and 2021, valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future. As of December 31, 2021, the Company had net operating losses of $31,524 from China and Philippines subsidiaries, which can be carried forward to offset future taxable profit. Net operating losses of $7,452, $11,209, $7,841, $3,822 and $1,200 will expire by 2022, 2023, 2024, 2025 and 2026 respectively, if not utilized. As of December 31, 2021, the Company had net operating loss of $68,412 from United States subsidiaries which do not have an expiring date. As of December 31, 2021, the Company had net operating loss of $68,412 from United States subsidiaries, which is subject to both federal income tax and state income tax in Arizona, California and Utah. For the federal income tax, the net operating loss does not have an expiring date. For the state income tax, the net operating loss begins to expire starting in the year of 2038 for all the three states.

Reconciliation between the income tax expenses computed by applying the PRC tax rate to loss before the provision of income taxes and the actual provision for income taxes is as follows:

	For the Years Ended December 31,
	2019	2020	2021

Loss before provision of income tax	$(29,012)	$(16,935)	$(45,374)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(7,250)	(4,234)	(11,344)
Taxable deemed interest income from inter-company interest-free loans	2,218	(66)	(971)
Net operating loss not applicable for carryforward	13,548	14,820	1,167
Non-deductible expenses	(1,340)	44	2
Non-deductible expenses related to share-based compensation	2,102	3,830	2,117
Non-taxable income from fair value change gain of contingent consideration	(5,166)	(257)	(279)
Non-taxable loss from contingent liability settlement	—	—	3,312
Impairment of goodwill	2,322	—	—
Effect of income tax rate differences in jurisdictions other than the PRC	(87)	675	1,582
Effects of Company cancellation	205	(3,723)	—
Changes in valuation allowance	(4,608)	(11,154)	3,445
Income tax expenses (benefit)	$1,944	$(65)	$(969)

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2016 to present of the Company's PRC subsidiaries, VIE, and VIE’s subsidiaries remain subject to tax audits as of December 31, 2021, at the tax authority's discretion.